Notes Payable (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 456,250		$ 456,250		$ 390,000
Debt conversion, converted instrument, shares issued						6,250
Warrants to purchase common stock	341,335		341,335			6,250
Common stock an exercise price per share	$ 4.00		$ 4.00			$ 4.00
Loss on extinguishment of note payables, net	$ (1,402)	$ 4,813	$ 59,938	$ 16,660	58,787	$ 35,677
Repayments of related party debt			$ 49,015	160,575	364,120	$ 387,075
Number of common stock shares issued			331,335			14,063
Fair value of warrant			$ 553,295
Proceeds from issuance of note			875,000	980,000	1,894,000	$ 1,210,015
Original issue discount	99,768		99,768		152,720	150,286
Amortization of debt discount	$ 84,167	$ 65,448	216,909	$ 402,469	542,336	$ 339,443
Repayments of debt			$ 1,724,313		$ 322,000
Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock						125,000
Number of common stock shares issued			331,335		956,833	395,425
Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of debt			$ 24,003
Minimum [Member] | Lenders Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.75		$ 0.75
Maximum [Member] | Lenders Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 1.00		$ 1.00
Lenders Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	7,500		7,500
Common stock an exercise price per share	$ 4.00		$ 4.00
Number of common stock shares issued			8,000
Fair value of warrant			$ 24,388
Lenders Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 50,000		50,000
Accrued interest	2,712		$ 2,712
Debt conversion, converted instrument, shares issued			29,280
Common stock aggregate exchange date fair value	58,560		$ 58,560
Loss on extinguishment of note payables, net			5,848
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	233,750		233,750
Accrued interest	$ 12,384		$ 12,384
Debt conversion, converted instrument, shares issued			104,632
Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 1.96		$ 1.96
Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 2.77		$ 2.77
Lenders Other Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 618,000		$ 618,000
Warrant issued term			5 years
Debt maturity date description			The other notes matured or mature between dates in May 2017 to December 2017.
Number of common stock shares issued			7,353
Proceeds from issuance of note			$ 525,000
Original issue discount	93,000		93,000
Lenders Other Notes [Member] | Common Stock and Warrants [Member]
Debt Instrument [Line Items]
Original issue discount	$ 68,688		$ 68,688
Lenders Other Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	40,000		40,000
Common stock an exercise price per share	$ 4.00		$ 4.00
Interest rate	0.00%		0.00%
Lenders Other Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	10.00%		10.00%
Other Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 203,750		$ 203,750
Accrued interest	$ 7,114		$ 7,114
Debt conversion, converted instrument, shares issued			70,205
Other Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	63,205		63,205
Common stock an exercise price per share	$ 4.00		$ 4.00
Lender [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 97,500		$ 97,500
Accrued interest	$ 288		$ 288
Debt conversion, converted instrument, shares issued			32,597
Warrant issued term			5 years
Warrants to purchase common stock	32,597		32,597
Common stock an exercise price per share	$ 4.00		$ 4.00
Common stock aggregate exchange date fair value	$ 118,328		$ 118,328
Loss on extinguishment of note payables, net			20,540
Repayments of related party debt			50,000
Lender [Member] | Other Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 572,000		$ 572,000
Warrant issued term			5 years
Warrants to purchase common stock	18,000		18,000
Number of common stock shares issued			2,500
Fair value of warrant			$ 26,940
Amortization of debt discount			5,000
Extension fee			$ 8,500
Lender [Member] | Minimum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share	$ 4.00		$ 4.00
Lender [Member] | Maximum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share	$ 5.00		$ 5.00
Lender [Member] | Lenders Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 350,000		$ 350,000
Accrued interest	$ 7,402		$ 7,402
Interest rate	10.00%		10.00%
Debt maturity date description			The convertible notes mature between dates in November 2017 to February 2018
Lender [Member] | Lenders Convertible Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price, percentage			50.00%
Lender [Member] | Lenders Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price, percentage			60.00%
Lenders [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	18,000		18,000
Common stock an exercise price per share	$ 4.00		$ 4.00
Common stock aggregate exchange date fair value	$ 244,414		$ 244,414
Loss on extinguishment of note payables, net			$ 33,550
Class of warrant or rights expiration date			Feb. 08, 2022